Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended September 30
	2020	2019	2018
Stock option grants	$239	227	221
Annual director stock award	335	363	368
	$574	590	589

Summary of Company stock options (in thousands, except share and per share amounts)
		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2017	150,255	$22.16	6.3	$1,259
Granted	33,960	18.57		240
Exercised	(5,801)	21.44		(53)
Forfeited	(5,319)	22.03		(48)
Outstanding at
September 30, 2018	173,095	$21.49	6.3	$1,398
Granted	29,920	20.10		240
Exercised	(4,000)	18.84		(31)
Forfeited	(10,000)	18.24		(76)
Outstanding at
September 30, 2019	189,015	$21.49	6.3	$1,531
Term Adjustment	148,877
Granted	68,865	18.40		275
Forfeited	(6,035)	23.99		(57)
Outstanding at
September 30, 2020 (a)	400,722	$14.96	6.6	$1,749
Exercisable at
September 30, 2020	191,597	$16.09	4.8	$1,002
Vested during
twelve months ended
September 30, 2020	39,070			$204

(a)	The Company stock option intrinsic values were adjusted as of January 30, 2020, the date of the extraordinary dividend. Stock option activity, including the weighted average exercise price, was not retroactively adjusted.

Summary information concerning stock options outstanding
	Shares	Weighted	Weighted
Range of Exercise	Under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$12.00 – $15.00	183,455	13.66	8.6
$15.01 - $18.76	25,669	15.90	5.9
	209,124	$13.94	8.3	Years
Exercisable:
$12.00 - $15.00	69,901	13.69	4.1
$15.01 - $18.76	91,390	16.35	5.6
$18.77 - $23.46	30,307	20.83	3.7
	191,598	$16.09	4.8	Years
Total (a)	400,722	$14.96	6.6	Years

(a)	The Company stock option intrinsic values were adjusted as of January 30, 2020, the date of the extraordinary dividend. Stock option activity, including the weighted average exercise price, was not retroactively adjusted.